Submission	Apr. 24, 2026
Submission [Line Items]
Central Index Key	0002002660
Registrant Name	Pershing Square USA, Ltd.
Registration File Number	333-294164
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A